    As filed with the Securities and Exchange Commission on December 9, 1999

                                                    1933 Act File No. 333-91881
                                                    1940 Act File No. 811-05809
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. 2
[_] Post-Effective Amendment No.
                                    and/or
[_] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 11

                                    Nuveen
                     Performance Plus Municipal Fund, Inc.
               Enter Name of Registrant as Specified in Charter

                333 West Wacker Drive, Chicago, Illinois 60606
  Address of Principal Executive Offices (Number, Street, City, State and Zip
                                     Code)

                                (312) 917-7700
              Registrant's Telephone Number, including Area Code

           Gifford R. Zimmerman, Esq.--Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
   Name and Address (Number, Street, City, State and Zip Code) of Agent for
                                    Service

                         Copies of Communications To:
          Thomas S. Harman                           Gary S. Schpero
     Morgan, Lewis & Bockius LLP               Simpson Thacher & Bartlett
         1800 M Street, N.W.                      425 Lexington Avenue
        Washington, DC 20036                       New York, NY 10017

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement

   If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

                                --------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
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

                                        Proposed       Proposed
                           Amount       Maximum        Maximum      Amount of
  Title of Securities      Being     Offering Price   Aggregate    Registration
   Being Registered      Registered     Per Unit    Offering Price    Fee(1)
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
Municipal Auction Rate
 Cumulative Preferred
 Stock Series TH......  1,800 shares    $25,000      $45,000,000     $11,880

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(1) Previously paid.

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

   The undersigned registrant hereby undertakes that: (1) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424 (b) (1) or (4) or 497 (b) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective. (2) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

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

                  NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
                             CROSS REFERENCE SHEET

                               Part A--Prospectus

     Items in Part A of Form N-2                 Location in Prospectus
     ---------------------------                 ----------------------
  Item 1.  Outside Front Cover          Cover Page
  Item 2.  Inside Front and Outside     Inapplicable
           Back Cover Page
  Item 3.  Fee Table and Synopsis       Inapplicable
  Item 4.  Financial Highlights         Financial Highlights
  Item 5.  Plan of Distribution         Cover Page; Prospectus Summary; The
                                        Auction; Underwriting
  Item 6.  Selling Shareholders         Inapplicable
  Item 7.  Use of Proceeds              Use of Proceeds; Investment Objectives
                                        and Policies
  Item 8.  General Description of       Cover Page; Prospectus Summary; The
           the Registrant               Fund; Investment Objectives and
                                        Policies; Description of MuniPreferred;
                                        Common Stock
  Item 9.  Management                   Prospectus Summary; Management of the
                                        Fund; Other Service Providers
 Item 10.  Capital Stock, Long-Term
           Debt, and Other              Capitalization; Investment Objectives
           Securities                   and Policies; Description of
                                        MuniPreferred; The Auction; Common
                                        Stock; Control of the Fund; Tax Matters
 Item 11.  Defaults and Arrears on      Inapplicable
           Senior Securities
 Item 12.  Legal Proceedings            Legal Proceedings
 Item 13.  Table of Contents of the
           Statement of Additional      Table of Contents for the Statement of
           Information                  Additional Information

                  Part B--Statement of Additional Information

                                                Location in Statement of
     Items in Part B of Form N-2                 Additional Information
     ---------------------------                ------------------------
 Item 14.  Cover Page                   Cover Page
 Item 15.  Table of Contents            Cover Page
 Item 16.  General Information and      Inapplicable
           History
 Item 17.  Investment Objectives and    Investment Objectives and Policies;
           Policies                     Certain Trading Strategies of the Fund;
                                        Portfolio Transactions
 Item 18.  Management                   Management of the Fund; Portfolio
                                        Transactions
 Item 19.  Control Persons and
           Principal Holders of         Management of the Fund; Certain Owners
           Securities                   of Record
 Item 20.  Investment Advisory and      Management of the Fund; Experts
           Other Services
 Item 21.  Brokerage Allocation and     Portfolio Transactions
           Other Practices
 Item 22.  Tax Status                   Tax Matters
 Item 23.  Financial Statements          Financial Statements

                           Part C--Other Information
Items 24-33 have been answered in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(1)  FINANCIAL STATEMENTS:
     Included in Part A of the Registration Statement

     Financial Highlights for each of the ten years ended October 31, 1998

     PART I

     Portfolio of Investments, October 31, 1998 (audited)

     Statement of Net Assets, October 31, 1998 (audited)

     Statement of Operations for the year ended October 31, 1998 (audited)

     Statement of Changes in Net Assets for the two years ended October 31, 1998 (audited)

(2)  EXHIBITS

    The exhibits to this Registration Statement are listed in the Exhibit Index located elsewhere herein.

ITEM 25: MARKETING ARRANGEMENTS

    See Sections 2(a) and 3(i) of the Purchase Agreement filed as an Exhibit herein.

ITEM 26: OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION


Securities and Exchange Commission fees                   $ 11,616
Printing and engraving expenses                             60,000
Legal fees                                                  65,000
Accounting expenses                                          5,000
Rating Agency fees                                          22,500
Blue Sky filing fees and expenses                           10,000
Miscellaneous expenses                                       5,000
                                                          --------
       Total*                                             $179,116
                                                          ========

[*Estimated]

ITEM 27: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable

ITEM 28: NUMBER OF HOLDERS OF SECURITIES


                                                                 NUMBER OF
              TITLE OF CLASS                                   RECORD HOLDERS
                 --------------                                --------------
Common Stock, $.01 par value (at 10/31/99)..................       39,796
                                                                   ------
Preferred Stock, $.01 par value (at 11/15/99)...............           28
                                                                   ------

ITEM 29: INDEMNIFICATION

     Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

     EIGHTH: To the maximum extent permitted by the Minnesota Business Corporation Act, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employees and agents, and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

     Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding (including costs connected with the preparation of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to making any such advance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking, (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"), and the Corporation shall not indemnify any of its officers or directors against any liability to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A determination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     The directors and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $40,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 7 of the Underwriting Agreement filed as Exhibit h to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their directors, certain of their officers and directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the Federal securities laws.

ITEM 30: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Taxable Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc.,

Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Senior Income Fund, and Nuveen Floating Rate Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

ITEM 31: LOCATION OF ACCOUNTS AND RECORDS

     Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains Articles of Incorporation, By-Laws, minutes of directors and shareholders meetings, and contracts of the Registrant and all advisory material of the investment adviser.

     The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. It also maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for shares of the Registrant's Common Stock. Bankers Trust Company, 4 Albany Street, New

York, New York 10006, maintains all required records in its capacity as transfer agent, registrar, dividend disbursing agent and redemption agent for the Registrant's MuniPreferred shares.

ITEM 32: MANAGEMENT SERVICES

     Not applicable.

ITEM 33: UNDERTAKINGS

(1) Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable

(3) Not applicable

(4) Not applicable

(5) Registrant undertakes that:

     (1) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as a part of a registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be a part of this Registration Statement as of the time it was declared effective.

     (2) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

(7) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding (is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment Number 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 9th day of December, 1999.

                 NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.

                                     /s/ GIFFORD R. ZIMMERMAN
                                     --------------------------------------
                                     Gifford R. Zimmerman, Vice President



Pursuant to the requirements of the Securities Act of 1933, this Pre-effective Amendment Number 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                         TITLE                     DATE
       ---------                         -----                     ----
/s/ STEPHEN D. FOY                 Vice President and          December 9, 1999
-------------------------------    Controller (Principal
Stephen D. Foy                     Financial and Accounting
                                   Officer)


Timothy R. Schwertfeger*           Executive Officer

Robert P. Bremner*                 Director

Lawrence H. Brown*                 Director

Anne E. Impellizzeri*              Director

Peter R. Sawers*                   Director

William J. Schneider*              Director

Judith M. Stockdale*               Director


                                       By
                                       /s/ GIFFORD R. ZIMMERMAN
                                       ----------------------------------
                                       Gifford R. Zimmerman
                                       Attorney-in-Fact

                                       December 9, 1999


-----------------
* An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Gifford R. Zimmerman, Larry W. Martin, and each of them, to execute this Registration Statement, and Amendments thereto, for each of the officers and directors of Registrant on whose behalf this Registration Statement is filed, have been executed and are filed herewith.

INDEX TO EXHIBITS

                                                                    SEQUENTIALLY
EXHIBIT                                                             NUMBERED
NUMBER                                                              PAGE
-------                                                             ------------

a.   Articles of Incorporation of Registrant, as amended, including the Statement Establishing and Fixing the Rights and
     Preferences of Registrant's Municipal Auction Rate Cumulative
     Preferred Stock....................................................

b.   By-Laws of Registrant..............................................

c.   Not applicable.....................................................

d.1  Basic Terms of Auction Agency Agreement, including form of request and acceptance letter related thereto..............................

d.2  Basic Terms of Broker-Dealer Agreement, including form of request and acceptance letter related thereto..............................

d.3  Form of Letter of Representation to The Depository Trust Company
     relating to the Series of MuniPreferred............................*

e.   Dividend Reinvestment Plan.........................................

f.   Not applicable.....................................................

g.1  Investment Management Agreement....................................

g.2  Renewal of Investment Management Agreement.........................

h.   Form of Underwriting Agreement.....................................*

i.   Deferred Compensation Plan for Non-Employee Directors..............

j.1  Exchange-Traded Fund Custody Agreement.............................

j.2  Fund Accounting Agreement..........................................

j.3  Letter of Succession to Agreements.................................

k.   Not applicable.....................................................

l.   Opinion and consent of Morgan, Lewis & Bockius LLP.................*

m.   Not applicable.....................................................

n.   Consent of Ernst & Young...........................................

o.   Not applicable.....................................................

p.   Not applicable.....................................................

q.   Not applicable.....................................................

r.   Financial Data Schedule............................................

s.   Powers of Attorney.................................................

* Filed herein